Summary of Changes to Goodwill (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2013 USD ($)
Goodwill [Line Items]
Balance at beginning of year	$ 16,934
Acquisition - FingerRockz (Note 4)	496
Impairment charge	(17,054)
Translation adjustment	(376)
Fun Town and FingerRockz
Goodwill [Line Items]
Impairment charge	$ (17,054)